Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 2,401	$ 1,376
Work in process	1,951	1,249
Finished goods	3,096	2,192
Total inventory	$ 7,448	$ 4,817